Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Net Deferred Tax Asset
The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021

Deferred tax assets:
Start-up/Organization costs	$300,424	$2,113
Net operating loss carryforwards	—	190

Total deferred tax assets	300,424	2,303
Valuation allowance	(300,424)	(2,303)

Deferred tax asset, net of allowance	$—	$—

Schedule Of Income Tax Provision
The income tax provision consists of the following:

	December 31, 2022	December 31, 2021

Current
Federal	890,770	$—
State	—	—
Deferred
Federal	(298,121)	(2,303)
State	—	—
Valuation allowance	298,121	2,303

Income tax provision	$890,770	$—

Schedule Of Reconciliation Company's Effective Tax Rate
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2022	December 31, 2021

Statutory federal income tax rate	21.0%	21.0%
Statutory state rate, net of federal benefit	0.0%	0.0%
Merger costs	(91.6)%	0.0%
Change in valuation allowance	(35.6)%	(21.0)%

Income Taxes Benefit	-106.2%	0.0%